Derivatives and hedging activities - Reconciliation of Derivative Instruments (Details) $ in Thousands, € in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 GBP (£)
Forward contracts | Contract to buy
Notional amounts
Forward contract amount | £				£ 7.6
Purchase price of forward contract amount	$ 10,400
Forward contracts | Contract to sell
Notional amounts
Forward contract amount | €			€ 24.3
Purchase price of forward contract amount	29,500
Foreign currency exchange contracts | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	1,072	$ (2,475)
Gain/(loss) recognized in earnings	(1,791)	1,349
Gain/(loss) recognized in OCI	(2,929)	2,090
Settlement (net)	3,030	108
Balance at the end of the period	(618)	1,072
Foreign currency exchange contracts | Revenue | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	426	(1,713)
Gain/(loss) recognized in earnings	0	0
Gain/(loss) recognized in OCI	(3,662)	3,244
Settlement (net)	2,307	(1,105)
Balance at the end of the period	(929)	426
Foreign currency exchange contracts | Cost of sales | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	(85)	104
Gain/(loss) recognized in earnings	0	0
Gain/(loss) recognized in OCI	733	(1,154)
Settlement (net)	(337)	965
Balance at the end of the period	311	(85)
Foreign currency exchange contracts | Level 2
Notional amounts
Fair value of foreign currency derivative asset	158
Fair value of foreign currency derivative liability	776
Swaps | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	0
Gain/(loss) recognized in earnings	(1,791)
Gain/(loss) recognized in OCI	0
Settlement (net)	1,791
Balance at the end of the period	0	0
Forwards | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	731	(866)
Gain/(loss) recognized in earnings	0	1,349
Gain/(loss) recognized in OCI	0	0
Settlement (net)	(731)	248
Balance at the end of the period	$ 0	$ 731